Basic and diluted net earnings per share - Schedule of Earnings per Share (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Net earnings attributable to shareholders of APUC	CAD 193,094	CAD 130,924
Series A and D Preferred shares dividend	10,400	10,400
Net earnings attributable to common shareholders of APUC from continuing operations – Basic and Diluted	CAD 182,694	CAD 120,524
Weighted average number of shares
Basic (in shares)	382,323,434	271,832,430
Effect of dilutive securities (in shares)	3,662,714	2,244,602
Diluted (in shares)	385,986,148	274,077,032
Series A Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	CAD 5,400	CAD 5,400
Series D Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	CAD 5,000	CAD 5,000